ACCOUNTS RECEIVABLE (Details 1) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Accounts Receivable [Line Items]
Balance at beginning of year	$ 14,287,361	$ 10,691,810	$ 8,408,318
Additions	5,944,536	3,744,986	2,731,820
Written off	(556,024)	(408,848)	(903,768)
Exchange difference	426,935	259,413	455,440
Balance at end of year	$ 20,102,808	$ 14,287,361	$ 10,691,810